Investment Risks - OnTrack Core Fund	Apr. 28, 2026
Advisor Class Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds, ETFs, and pooled vehicles.

Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and/or principal payments.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk: The Net Asset Value per share (“NAV”) of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional , or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s, or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk: Mutual funds, ETFs, ETNs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs and ETNs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises, and it costs more to cover the short positions. In contrast to the Fund’s long positions for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited. Long/short and market neutral mutual funds and ETFs will limit the Fund’s participation in market wide gains.

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Advisor Class Shares [Member] | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Advisor Class Shares [Member] | Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and/or principal payments.

Advisor Class Shares [Member] | Commodity Risk
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Advisor Class Shares [Member] | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

Advisor Class Shares [Member] | Emerging Market Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Advisor Class Shares [Member] | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: The Net Asset Value per share (“NAV”) of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

Advisor Class Shares [Member] | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
Advisor Class Shares [Member] | Junk Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

Advisor Class Shares [Member] | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Advisor Class Shares [Member] | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional , or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Advisor Class Shares [Member] | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s, or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Advisor Class Shares [Member] | Mortgage-Backed Security (“MBS”) Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Advisor Class Shares [Member] | Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk
Prospectus [Line Items]
Risk [Text Block]

Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk: Mutual funds, ETFs, ETNs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs and ETNs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

Advisor Class Shares [Member] | Short Position Risk
Prospectus [Line Items]
Risk [Text Block]

Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises, and it costs more to cover the short positions. In contrast to the Fund’s long positions for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited. Long/short and market neutral mutual funds and ETFs will limit the Fund’s participation in market wide gains.

Advisor Class Shares [Member] | Small and Medium Capitalization Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Advisor Class Shares [Member] | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.
Investor Class Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds, ETFs, and pooled vehicles.

Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and/or principal payments.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk: The net asset value (“NAV”) of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in an issuer’s, or a security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk: Mutual funds, ETFs, ETNs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises, and it costs more to cover the short positions. In contrast to the Fund’s long positions for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited. Long/short and market neutral mutual funds and ETFs will limit the Fund’s participation in market wide gains.

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Investor Class Shares [Member] | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Investor Class Shares [Member] | Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and/or principal payments.

Investor Class Shares [Member] | Commodity Risk
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Investor Class Shares [Member] | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

Investor Class Shares [Member] | Emerging Market Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Investor Class Shares [Member] | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: The net asset value (“NAV”) of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

Investor Class Shares [Member] | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
Investor Class Shares [Member] | Junk Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

Investor Class Shares [Member] | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Investor Class Shares [Member] | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Investor Class Shares [Member] | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in an issuer’s, or a security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Investor Class Shares [Member] | Mortgage-Backed Security (“MBS”) Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Investor Class Shares [Member] | Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk
Prospectus [Line Items]
Risk [Text Block]

Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk: Mutual funds, ETFs, ETNs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

Investor Class Shares [Member] | Short Position Risk
Prospectus [Line Items]
Risk [Text Block]

Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises, and it costs more to cover the short positions. In contrast to the Fund’s long positions for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited. Long/short and market neutral mutual funds and ETFs will limit the Fund’s participation in market wide gains.

Investor Class Shares [Member] | Small and Medium Capitalization Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Investor Class Shares [Member] | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.